UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      CFO
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          May 13, 2004
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   35
                                                     ------------

Form 13F Information Table Value Total:              $  220,035
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

                                      FORM 13F INFORMATION TABLE
                                            VALUE       SHARES/     SH/PUT/INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASSCUSIP NO (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE      SHARED     NONE
Allete                  COM      018522102  7427816           211679SH      SOLE          211679       0         0
Barclay Russell Mid     ishr     464287473   208415             2133SH      SOLE           2133        0         0
Brinks Company          COM      109696104  7550632           273772SH      SOLE          273772       0         0
Burlington Resource     COM      122014103  9828799           154468SH      SOLE          154468       0         0
Charles River Labs      COM      159864107  3619368            84466SH      SOLE          84466        0         0
Conseco                 COM      208464883  5815684           251109SH      SOLE          251109       0         0
Edward Lifesciences     COM      28176E108  6813369           213251SH      SOLE          213251       0         0
Gap (The)               COM      364760108  5914630           269828SH      SOLE          269828       0         0
Grant Prideco           COM      38821G101  5887070           379811SH      SOLE          379811       0         0
HCC Insurance Holdi     COM      404132102  8002192           247516SH      SOLE          247516       0         0
Hillenbrand Industr     COM      431573104  7093487           104485SH      SOLE          104485       0         0
IDEX Corporation        COM      45167R104  5288516           121631SH      SOLE          121631       0         0
Imation                 COM      45245A107  3486471            92676SH      SOLE          92676        0         0
Interpublic Group       COM      460690100  8594221           558792SH      SOLE          558792       0         0
Jacobs Engineering      COM      469814107  8340557           187008SH      SOLE          187008       0         0
Kinder Morgan Energ     COM      494550106  2053354            45539SH      SOLE          45539        0         0
Kinder Morgan Manag     COM      49455U100  7729814           182738SH      SOLE          182738       0         0
Kroger                  COM      501044101  4679967           281248SH      SOLE          281248       0         0
La Quinta Corp          COM      50419U202  6992634           927405SH      SOLE          927405       0         0
New York Times          COM      650111107  5101520           115419SH      SOLE          115419       0         0
PMI Group               COM      69344M101  8843635           236714SH      SOLE          236714       0         0
PartnerRe               COM      G6852T105  7104176           125849SH      SOLE          125849       0         0
Pep Boys                COM      713278109  8249187           297268SH      SOLE          297268       0         0
Pioneer Natural Res     COM      723787107  7895509           244443SH      SOLE          244443       0         0
Prentiss Properties     COM      740706106  6528938           176936SH      SOLE          176936       0         0
Principal Financial     COM      74251V102  5278620           148151SH      SOLE          148151       0         0
Roper Industries        COM      776696106  1939457            40196SH      SOLE          40196        0         0
Ross Stores             COM      778296103  8982676           293264SH      SOLE          293264       0         0
Southtrust              COM      844730101  7612349           229495SH      SOLE          229495       0         0
Southwest Airlines      COM      844741108  5195602           365630SH      SOLE          365630       0         0
Tektronix               COM      879131100  7843335           239784SH      SOLE          239784       0         0
Union Pacific           COM      907818108  6388597           106797SH      SOLE          106797       0         0
Varian Medical Syst     COM      92220P105  7500253            86899SH      SOLE          86899        0         0
Weatherford Interna     COM      947074100  3636394            86519SH      SOLE          86519        0         0
Zebra Technnologies     COM      989207105  6608152            95259SH      SOLE          95259        0         0

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